================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount                  Value
                                                                                 ----------             ----------
ASSET-BACKED SECURITIES-9.6%
AESOP Funding II LLC, Automobile
Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13(1)                      $2,345,000             $2,356,005
Ally Auto Receivables Trust 2010-2,
Automobile Receivables Nts.:
Series 2010-2, Cl. A, 4.25%,
4/15/17(1)                                                                        5,000,000              5,378,135
Series 2010-2, Cl. A4, 2.09%, 5/15/15                                             4,775,000              4,876,684
Ally Auto Receivables Trust 2010-4,
Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14               1,955,000              1,958,409
Ally Master Owner Trust 2010-1, Asset-
Backed Certificates, Series 2010-1,
Cl. A, 1.937%, 1/15/15(1),(2)                                                     3,025,000              3,080,356
Ally Master Owner Trust 2010-3, Asset-
Backed Certificates, Series 2010-3,
Cl. A, 2.88%, 4/15/15(1)                                                          7,510,000              7,728,543
Ally Master Owner Trust, Asset-Backed
Nts., Series 2011-1, Cl. A2, 2.15%,
1/15/16                                                                           6,600,000              6,690,823
AmeriCredit Automobile Receivables
Trust 2009-1, Automobile Receivables-
Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                                   4,533,531              4,587,079
AmeriCredit Automobile Receivables
Trust 2010-3, Automobile Receivables-
Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                                                    6,186,884              6,193,010
AmeriCredit Automobile Receivables
Trust 2010-4, Automobile Receivables-
Backed Nts., Series 2010-4, Cl. A3,
1.27%, 4/8/15                                                                     1,895,000              1,901,311
AmeriCredit Automobile Receivables
Trust 2011-2, Automobile Receivables-
Backed Nts., Series 2011-2, Cl. A3,
1.61%, 10/8/15                                                                    2,010,000              2,026,539
AmeriCredit Prime Automobile
Receivables Trust 2010-1, Automobile
Receivables Nts., Series 2010-1, Cl.
A2, 0.97%, 1/15/13                                                                  661,950                662,020
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
1.146%, 5/25/34(2)                                                                6,830,731              6,076,219
Bank of America Auto Trust 2010-2,
Automobile Receivables, Series 2010-2,
Cl. A4, 1.94%, 6/15/17                                                            2,775,000              2,828,731
CarMax Auto Owner Trust 2010-3,
Automobile Asset-Backed Nts., Series
2010-3, Cl. A3, 0.99%, 2/17/15                                                    4,660,000              4,658,189
Citibank Credit Card Issuance Trust,
Credit Card Receivables, Series 2008-
C6, Cl. C6, 6.30%, 6/20/14                                                        5,000,000              5,245,638
Citibank Omni Master Trust, Credit
Card Receivables:
Series 2009-A12, Cl. A12, 3.35%,
8/15/16(1)                                                                        4,430,000              4,536,615
Series 2009-A13, Cl. A13, 5.35%,
8/15/18(1)                                                                        4,160,000              4,551,924
Series 2009-A17, Cl. A17, 4.90%,
11/15/18(1)                                                                       4,160,000              4,505,426
Series 2009-A8, Cl. A8, 2.287%,
5/16/16(1),(2)                                                                    5,655,000              5,724,320
Countrywide Home Loans, Asset-Backed
Certificates:
Series 2005-16, Cl. 2AF2, 5.382%,
5/1/36                                                                            5,205,825              4,246,938
Series 2005-17, Cl. 1AF2, 5.363%,
5/1/36                                                                            1,121,333                958,554
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 0.306%,
6/25/47(2)                                                                        3,940,000              3,507,624
DSC Floorplan Master Owner Trust,
Automobile Receivable Nts., Series
2011-1, Cl. A, 3.91%, 3/15/16                                                     4,000,000              4,042,260

                  1 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                   Principal
                                                                    Amount                 Value
                                                                ------------           ----------
DT Auto Owner Trust 2009-1, Automobile
Receivable Nts., Series 2009-1, Cl.
A1, 2.98%, 10/15/15(1)                                          $4,029,502             $4,068,388
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15(1)                                5,690,000              5,718,274
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl.
2A2, 0.296%, 6/25/36(2)                                            155,809                155,272
First Investors Auto Owner Trust 2011-
1, Automobile Receivable Nts., Series
2011-1, Cl. A2, 1.47%, 3/16/15                                   4,607,637              4,612,475
Ford Credit Auto Lease Trust,
Automobile Receivable Nts., Series
2010-B, Cl. A2, 0.75%, 10/15/12(1)                               5,140,000              5,143,040
Ford Credit Auto Owner Trust,
Automobile Receivable Nts.:
Series 2006-C, Cl. B, 5.30%, 6/15/12                               782,216                785,637
Series 2010-A, Cl. A4, 2.15%, 6/15/15                            6,140,000              6,283,561
Ford Credit Floorplan Master Owner
Trust 2011-1, Asset-Backed Nts.,
Series 2011-1, Cl. A1, 2.12%, 2/15/16                            4,855,000              4,928,020
GMAC Mortgage Servicer Advance Funding
Ltd., Asset-Backed Nts., Series 2011-
1A, Cl. A, 3.72%, 2/15/23(1)                                     4,450,000              4,494,298
Harley-Davidson Motorcycle Trust 2010-
1, Motorcycle Contract-Backed Nts.,
Series 2010-1, Cl. A3, 1.16%, 2/15/15                            3,590,000              3,600,324
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2005-3,
Cl. A1, 0.446%, 1/20/35(2)                                       1,803,465              1,698,624
HSBC Home Equity Loan Trust 2006-4,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2006-4,
Cl. A2V, 0.296%, 3/20/36(2)                                        159,236                158,967
Hyundai Auto Receivables Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 1.50%, 10/15/14                                  2,330,000              2,352,200
Nissan Auto Lease Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 1.39%, 1/15/16                                   4,820,000              4,841,547
Nissan Auto Lease Trust 2010-B,
Automobile Asset-Backed Nts., Series
2010-B, Cl. A3, 1.12%, 12/15/13                                  4,615,000              4,638,297
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/1/36                                                    1,584,452              1,418,875
Santander Drive Auto Receivables Trust
2010-3, Automobile Receivables Nts.,
Series 2010-3, Cl. A3, 1.20%, 6/16/14                            2,870,000              2,879,862
Santander Drive Auto Receivables Trust
2011-1, Automobile Receivables Nts.,
Series 2011-1, Cl. A3, 1.28%, 1/15/15                            2,750,000              2,754,893
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables
Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(3)                                                       2,255,766              2,258,586
Volkswagen Auto Lease Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 0.99%, 11/20/13                                  4,525,000              4,536,623
Volvo Financial Equipment LLC, Asset-
Backed Certificates, Series 2010-1A,
Cl. A3, 1.56%, 6/17/13(1)                                        2,395,000              2,403,687
Westlake Automobile Receivables Trust
2011-1, Automobile Receivables Nts.,
Series 2011-1, Cl. A3, 1.49%,
6/16/14(1)                                                       2,060,000              2,062,116
World Financial Network Credit Card
Master Note Trust, Credit Card
Receivables, Series 2009-A, Cl. A,
4.60%, 9/15/15                                                   8,170,000              8,284,686
                                                                                      -----------
Total Asset-Backed Securities (Cost $180,168,996)                                     178,399,604

                  2 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                   Principal
                                                                    Amount                   Value
                                                                  -----------             -----------
MORTGAGE-BACKED OBLIGATIONS-75.2%
GOVERNMENT AGENCY-66.5%
FHLMC/FNMA/FHLB/SPONSORED-62.4%
Federal Home Loan Mortgage Corp.:
3%, 12/1/19                                                       $35,050,160             $36,095,078
3%, 3/1/39                                                         26,424,306              27,349,566
4.50%, 5/1/19                                                         262,773                 279,683
5%, 6/1/40                                                          1,804,118               1,927,322
6%, 5/15/18-10/15/29                                               12,335,641              13,588,608
6.50%, 4/15/18-4/1/34                                               6,562,424               7,273,671
7%, 8/15/16-10/1/37                                                 3,625,058               4,153,141
7.50%, 1/1/32-9/15/33                                               7,592,820               8,867,104
8%, 4/1/16                                                            878,712                 970,841
8.50%, 3/15/31                                                        159,325                 192,099
9%, 8/1/22-5/1/25                                                     282,618                 323,729
10%, 8/16/21                                                           49,988                  58,472
11%, 12/15/20                                                          66,265                  76,627
11.50%, 6/15/20-12/3/20                                               110,918                 122,907
11.75%, 1/15/16-4/15/19                                                 2,505                   2,528
12%, 6/15/15                                                            7,788                   7,851
12.50%, 7/15/19                                                        23,824                  27,111
13%, 8/15/15                                                           35,061                  40,092
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.838%, 6/15/21(2)                                 10,079                  10,081
Series 151, Cl. F, 9%, 5/15/21                                         41,225                  47,549
Series 1695, Cl. F, 2.729%, 3/15/24(2)                              2,529,042               2,636,956
Series 2006-11, Cl. PS, 23.885%, 3/25/36(2)                         1,866,783               2,467,073
Series 2035, Cl. PC, 6.95%, 3/15/28                                 1,578,245               1,803,530
Series 2084, Cl. ZC, 6.50%, 8/15/28                                   884,705                 983,360
Series 2116, Cl. ZA, 6%, 1/15/29                                    1,415,967               1,584,261
Series 2122, Cl. FD, 0.537%, 2/15/29(2)                             1,275,788               1,277,096
Series 2132, Cl. FN, 1.091%, 3/15/29(2)                             1,962,276               1,979,700
Series 2148, Cl. ZA, 6%, 4/15/29                                    2,519,034               2,722,257
Series 2195, Cl. LH, 6.50%, 10/15/29                                3,169,092               3,669,828
Series 2220, Cl. PD, 8%, 3/15/30                                      382,262                 454,030
Series 2281, Cl. Z, 6.50%, 2/15/31                                  4,585,066               5,216,233
Series 2319, Cl. BZ, 6.50%, 5/15/31                                 6,777,899               7,269,979
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 1,541,530               1,804,110
Series 2344, Cl. FP, 1.137%, 8/15/31(2)                             1,099,805               1,112,229
Series 2368, Cl. TG, 6%, 10/15/16                                     252,463                 270,614
Series 2392, Cl. FB, 0.787%, 1/15/29(2)                               363,984                 366,295
Series 2396, Cl. FE, 0.787%, 12/15/31(2)                              487,542                 491,250
Series 2401, Cl. FA, 0.837%, 7/15/29(2)                               474,014                 477,446
Series 2464, Cl. FI, 1.187%, 2/15/32(2)                               821,405                 831,313
Series 2470, Cl. LF, 1.187%, 2/15/32(2)                               840,368                 852,798
Series 2471, Cl. FD, 1.187%, 3/15/32(2)                             1,274,201               1,291,549
Series 2481, Cl. AF, 0.737%, 3/15/32(2)                               744,251                 749,107
Series 2500, Cl. FD, 0.687%, 3/15/32(2)                               852,397                 856,773
Series 2501, Cl. GD, 6%, 10/1/31                                      148,671                 149,530
Series 2504, Cl. FP, 0.687%, 3/15/32(2)                             1,448,758               1,456,216

                  3 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                      Principal
                                                                       Amount                   Value
                                                                     -----------             -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2526, Cl. FE, 0.587%, 6/15/29(2)                              $ 1,131,291             $ 1,135,330
Series 2530, Cl. FD, 0.687%, 2/15/32(2)                                1,637,742               1,649,086
Series 2538, Cl. F, 0.787%, 12/15/32(2)                                  223,150                 225,127
Series 2541, Cl. EX, 5%, 2/1/17                                          653,336                 655,540
Series 2550, Cl. FI, 0.537%, 11/15/32(2)                                 920,623                 923,996
Series 2551, Cl. FD, 0.587%, 1/15/33(2)                                1,161,337               1,166,316
Series 2572, Cl. HK, 4%, 2/1/17                                          611,895                 615,158
Series 2676, Cl. KY, 5%, 9/15/23                                       4,862,000               5,274,682
Series 2838, Cl. EH, 4.50%, 6/1/18                                     7,675,975               7,836,170
Series 2915, Cl. GA, 4.50%, 12/1/21                                    2,597,677               2,636,639
Series 3013, Cl. GA, 5%, 6/1/34                                        6,937,030               7,420,658
Series 3025, Cl. SJ, 24.064%, 8/15/35(2)                                 428,731                 561,421
Series 3045, Cl. CN, 5%, 9/1/23                                          924,618                 934,160
Series 3094, Cl. HS, 23.698%, 6/15/34(2)                               1,099,115               1,408,132
Series 3134, Cl. FA, 0.487%, 3/15/36(2)                               15,848,740              15,890,500
Series 3197, Cl. AN, 5.50%, 8/1/13                                     2,802,916               2,840,523
Series 3242, Cl. QA, 5.50%, 3/1/30                                     1,233,288               1,254,701
Series 3342, Cl. FT, 0.637%, 7/15/37(2)                                8,403,396               8,449,583
Series 3848, Cl. WL, 4%, 4/1/40                                        6,161,367               6,525,925
Series R013, Cl. AB, 6%, 12/1/21                                       1,917,483               1,984,183
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 14.072%, 2/1/28(4)                                   483,681                  98,545
Series 205, Cl. IO, 14.118%, 9/1/29(4)                                 2,982,779                 623,785
Series 206, Cl. IO, 16.212%, 12/1/29(4)                                  139,294                  29,655
Series 2074, Cl. S, 67.557%, 7/17/28(4)                                  673,249                 140,906
Series 2079, Cl. S, 81.202%, 7/17/28(4)                                1,119,277                 234,896
Series 243, Cl. 6, 1.085%, 12/15/32(4)                                 1,321,934                 259,980
Series 2493, Cl. S, 58.743%, 9/15/29(4)                                  791,462                 165,103
Series 2526, Cl. SE, 41.329%, 6/15/29(4)                               1,563,016                 313,427
Series 2796, Cl. SD, 69.167%, 7/15/26(4)                                 332,373                  60,754
Series 2819, Cl. S, 55.182%, 6/15/34(4)                               14,142,490               2,386,218
Series 2835, Cl. BS, 34.784%, 12/15/28(4)                             10,281,792               1,051,534
Series 2920, Cl. S, 67.674%, 1/15/35(4)                                7,419,275               1,196,566
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                               1,177,381                 167,251
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 9.458%, 12/1/31(5)                                 1,036,730                 867,589
Series 219, Cl. PO, 9.724%, 3/1/32(5)                                  2,902,324               2,485,512
Federal Home Loan Mortgage Corp., Stripped
Mtg.-Backed Security, Series 237, Cl. F16, 0.687%, 5/15/36(2)         12,993,145              13,036,238
Federal National Mortgage Assn.:
3.50%, 8/1/40                                                          4,092,914               3,920,695
4%, 5/1/19-1/1/28                                                     25,769,360              26,751,543
4%, 7/1/26(6)                                                         19,175,000              19,977,953
4.50%, 5/25/18-6/1/20                                                 16,780,960              17,981,034
4.50%, 7/1/26-7/1/41(6)                                               65,908,000              68,403,149
5%, 2/25/18-7/25/22                                                   47,958,909              51,850,866

                  4 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                       Principal
                                                                         Amount                  Value
                                                                     ------------             ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
5%, 8/1/41(6)                                                        $110,850,000             $117,483,707
5.50%, 11/1/21-1/1/36                                                  12,029,139               13,092,668
5.50%, 7/1/26-7/1/41(6)                                                70,400,000               76,151,407
5.885%, 1/25/12                                                         5,523,518                5,546,443
6%, 7/25/14-2/1/40                                                     23,514,533               25,943,385
6%, 7/1/41(6)                                                          37,670,000               41,384,036
6%, 8/1/34(7)                                                           1,922,148                2,132,509
6.50%, 6/25/17-1/1/34                                                  29,686,130               33,538,814
7%, 7/25/13-2/25/36                                                    18,876,206               21,619,273
7.50%, 2/25/27-8/25/33                                                 21,843,088               25,567,623
8%, 6/25/17                                                                 1,026                    1,167
8.50%, 7/1/32                                                              97,263                  111,513
9%, 8/25/19                                                                 7,360                    8,757
9.50%, 11/25/21                                                             6,690                    7,560
10.50%, 12/25/14                                                            1,174                    1,179
11%, 11/25/15-8/13/19                                                     355,919                  392,588
11.25%, 3/10/16                                                            44,049                   50,274
11.50%, 8/8/19                                                             44,081                   49,511
12%, 1/25/16-8/25/16                                                       72,349                   76,935
12.50%, 8/25/15-12/25/15                                                   30,229                   31,131
13%, 9/8/15-8/25/26                                                        75,752                   77,763
Federal National Mortgage Assn., 15 yr., 3.50%, 6/1/26(6)              76,455,000               77,864,677
Federal National Mortgage Assn., 30 yr., 4%, 8/1/41(6)                 32,240,000               32,154,371
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                        50,902                   57,070
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                      29,320                   33,939
Trust 1992-34, Cl. G, 8%, 3/25/22                                          25,914                   26,767
Trust 1997-16, Cl. PD, 7%, 3/18/27                                      2,855,126                3,254,340
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                                     316,475                  358,978
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                  1,763,627                1,999,533
Trust 2001-69, Cl. PF, 1.186%, 12/25/31(2)                              1,873,949                1,906,974
Trust 2002-12, Cl. PG, 6%, 3/25/17                                      6,672,438                7,213,160
Trust 2002-19, Cl. PE, 6%, 4/25/17                                        537,379                  578,047
Trust 2002-29, Cl. F, 1.186%, 4/25/32(2)                                  929,914                  946,780
Trust 2002-39, Cl. FD, 1.186%, 3/18/32(2)                               1,326,337                1,349,059
Trust 2002-52, Cl. FD, 0.686%, 9/25/32(2)                               1,105,717                1,113,563
Trust 2002-53, Cl. FY, 0.686%, 8/25/32(2)                               1,177,882                1,187,545
Trust 2002-64, Cl. FJ, 1.186%, 4/25/32(2)                                 286,583                  291,782
Trust 2002-65, Cl. FB, 1.186%, 7/25/32(2)                               1,796,447                1,829,179
Trust 2002-68, Cl. FH, 0.686%, 10/18/32(2)                                577,111                  581,294
Trust 2002-77, Cl. TF, 1.186%, 12/18/32(2)                              3,741,368                3,808,585
Trust 2002-82, Cl. FE, 1.186%, 12/25/32(2)                              1,608,861                1,638,994
Trust 2002-9, Cl. PC, 6%, 3/25/17                                       2,222,082                2,426,717
Trust 2002-90, Cl. FJ, 0.686%, 9/25/32(2)                                 584,653                  589,448
Trust 2002-90, Cl. FM, 0.686%, 9/25/32(2)                                 562,167                  566,777
Trust 2003-111, Cl. HF, 0.586%, 5/25/30(2)                              2,791,108                2,794,373
Trust 2003-116, Cl. FA, 0.586%, 11/25/33(2)                               712,654                  715,066
Trust 2003-130, Cl. CS, 13.728%, 12/25/33(2)                            1,854,006                2,195,672

                  5 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount                  Value
                                                                                ----------             -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-21, Cl. FK, 0.586%, 3/25/33(2)                                       $   92,087             $    92,521
Trust 2003-26, Cl. XF, 0.636%, 3/25/23(2)                                        4,658,616               4,680,776
Trust 2003-33, Cl. LF, 0.536%, 7/25/17(2)                                        1,019,564               1,020,506
Trust 2003-44, Cl. CB, 4.25%, 3/1/33                                             2,652,938               2,795,782
Trust 2003-45, Cl. AB, 3.75%, 5/1/33                                               737,469                 764,321
Trust 2004-101, Cl. BG, 5%, 1/25/20                                              7,552,168               8,071,829
Trust 2004-29, Cl. QG, 4.50%, 12/1/32                                            5,000,000               5,360,872
Trust 2004-7, Cl. J, 4%, 7/1/17                                                  4,568,728               4,677,902
Trust 2004-72, Cl. FB, 0.686%, 9/25/34(2)                                        3,941,119               3,962,839
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                   638,453                 651,804
Trust 2004-91, Cl. AH, 4.50%, 5/1/29                                             3,277,618               3,337,605
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                              6,844,423               7,880,892
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                          8,786,788               9,691,989
Trust 2005-12, Cl. JC, 5%, 6/1/28                                                2,937,273               2,976,654
Trust 2005-45, Cl. XA, 0.526%, 6/25/35(2)                                        4,791,579               4,805,221
Trust 2005-5, Cl. AB, 5%, 4/1/32                                                 6,653,903               7,105,529
Trust 2005-53, Cl. WC, 5%, 8/1/18                                                2,827,055               2,880,606
Trust 2005-67, Cl. BF, 0.536%, 8/25/35(2)                                        4,166,110               4,153,363
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                            8,334,281               8,893,571
Trust 2005-85, Cl. FA, 0.536%, 10/25/35(2)                                       9,654,846               9,619,788
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                           1,217,476               1,224,135
Trust 2006-46, Cl. SW, 23.518%, 6/25/36(2)                                       1,799,079               2,306,365
Trust 2006-50, Cl. KS, 23.519%, 6/25/36(2)                                       1,548,244               1,976,489
Trust 2006-50, Cl. SK, 23.519%, 6/25/36(2)                                         331,683                 431,549
Trust 2007-79, Cl. FA, 0.636%, 8/25/37(2)                                        7,196,773               7,219,820
Trust 2009-36, Cl. FA, 1.126%, 6/25/37(2)                                       31,189,959              31,499,713
Trust 2009-37, Cl. HA, 4%, 4/1/19                                                9,029,983               9,510,343
Trust 2009-70, Cl. PA, 5%, 8/1/35                                               20,908,850              22,246,104
Trust 2011-15, Cl. DA, 4%, 3/1/41                                               15,837,694              16,289,086
Trust 2011-3, Cl. KA, 5%, 4/1/40                                                 5,979,257               6,498,401
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 46.224%, 12/18/31(4)                                      1,386,303                 237,402
Trust 2001-68, Cl. SC, 35.786%, 11/25/31(4)                                      1,179,943                 202,374
Trust 2001-81, Cl. S, 41.037%, 1/25/32(4)                                          932,973                 174,914
Trust 2002-28, Cl. SA, 45.265%, 4/25/32(4)                                         804,329                 129,087
Trust 2002-38, Cl. SO, 64.147%, 4/25/32(4)                                       1,199,632                 183,692
Trust 2002-39, Cl. SD, 51.027%, 3/18/32(4)                                       1,287,247                 256,099
Trust 2002-48, Cl. S, 41.884%, 7/25/32(4)                                        1,310,242                 249,795
Trust 2002-52, Cl. SD, 49.542%, 9/25/32(4)                                       1,105,717                 220,265
Trust 2002-52, Cl. SL, 43.092%, 9/25/32(4)                                         839,902                 159,844
Trust 2002-53, Cl. SK, 49.685%, 4/25/32(4)                                         751,082                 151,409
Trust 2002-56, Cl. SN, 44.118%, 7/25/32(4)                                       1,779,531                 339,155
Trust 2002-60, Cl. SM, 50.837%, 8/25/32(4)                                       2,832,753                 379,597
Trust 2002-77, Cl. IS, 57.416%, 12/18/32(4)                                      1,717,102                 343,413
Trust 2002-77, Cl. SH, 50.862%, 12/18/32(4)                                      1,240,791                 248,367
Trust 2002-9, Cl. MS, 40.393%, 3/25/32(4)                                        1,450,193                 283,096

                  6 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                            Principal
                                                                             Amount                    Value
                                                                          --------------             ----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-33, Cl. IA, 10.31%, 5/25/33(4)                                 $      259,098             $   56,851
Trust 2003-33, Cl. SP, 52.497%, 5/25/33(4)                                     3,476,879                595,271
Trust 2003-38, Cl. SA, 44.91%, 3/25/23(4)                                      4,145,782                535,584
Trust 2003-4, Cl. S, 48.615%, 2/25/33(4)                                       1,999,199                375,190
Trust 2005-122, Cl. SD, 57.139%, 6/25/35(4)                                    9,972,668              1,591,046
Trust 2005-14, Cl. SE, 48.23%, 3/25/35(4)                                     10,319,898              1,305,476
Trust 2005-40, Cl. SA, 70.97%, 5/25/35(4)                                      4,165,460                701,870
Trust 2005-63, Cl. SA, 68.582%, 10/25/31(4)                                    4,491,111                918,984
Trust 2005-63, Cl. X, 43.221%, 10/25/31(4)                                        53,165                  1,593
Trust 2005-71, Cl. SA, 66.12%, 8/25/25(4)                                      5,084,811                732,135
Trust 2006-51, Cl. SA, 58.567%, 6/25/36(4)                                    13,070,624              2,155,614
Trust 2006-60, Cl. DI, 48.346%, 4/25/35(4)                                     9,219,276              1,292,697
Trust 2011-48, Cl. IC, 2%, 5/1/13(4)                                          24,735,733                771,745
Trust 221, Cl. 2, 35.801%, 5/1/23(4)                                           2,079,018                392,863
Trust 254, Cl. 2, 32.084%, 1/1/24(4)                                           2,627,026                495,719
Trust 294, Cl. 2, 20.695%, 2/1/28(4)                                           2,898,138                556,599
Trust 301, Cl. 2, 6.539%, 4/1/29(4)                                            1,533,028                347,879
Trust 321, Cl. 2, 20.689%, 4/1/32(4)                                           8,380,497              1,991,148
Trust 324, Cl. 2, 5.133%, 7/1/32(4)                                            2,910,969                714,091
Trust 331, Cl. 10, 16.206%, 2/1/33(4)                                          3,719,098                781,292
Trust 331, Cl. 4, 3.927%, 2/1/33(4)                                            3,200,390                599,811
Trust 331, Cl. 5, 13.935%, 2/1/33(4)                                           4,694,430                881,503
Trust 331, Cl. 6, 5.449%, 2/1/33(4)                                            4,696,068                847,596
Trust 334, Cl. 10, 7.791%, 2/1/33(4)                                           1,878,596                349,091
Trust 339, Cl. 15, 11.496%, 7/1/33(4)                                          1,680,071                347,545
Trust 339, Cl. 7, 28.908%, 7/1/33(4)                                           3,703,925                618,111
Trust 351, Cl. 8, 5.937%, 4/1/34(4)                                            3,338,053                561,683
Trust 356, Cl. 10, 18.606%, 6/1/35(4)                                          2,755,666                464,206
Trust 356, Cl. 12, 21.65%, 2/1/35(4)                                           1,377,967                230,298
Trust 362, Cl. 13, 1.511%, 8/1/35(4)                                           3,731,815                637,269
Trust 364, Cl. 15, 4.976%, 9/1/35(4)                                           2,268,538                383,294
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 7.995%, 9/1/32(5)                        706,583                607,539
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 21.187%, 10/15/29(4)                                   32,588,199                283,032
Series 2001-3, Cl. IO, 22.026%, 5/15/31(4)                                    14,117,108                136,134
Series 2002-2, Cl. IO, 17.064%, 1/15/32(4)                                    38,126,812                274,402
Series 2002-3, Cl. IO, 20.477%, 8/15/32(4)                                    53,031,579              1,001,878
Series 2003-1, Cl. IO, 21.135%, 11/15/32(4)                                   79,411,676                948,612
                                                                                                  -------------
                                                                                                  1,158,000,090
GNMA/GUARANTEED-0.9%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                                   148,148                169,512
7%, 1/29/28-2/8/30                                                               903,761              1,054,846
7.50%, 6/29/28-8/29/28                                                           513,889                603,877

                  7 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                    Principal
                                                                     Amount                   Value
                                                                   -----------             -----------
GNMA/GUARANTEED CONTINUED
8%, 9/29/28                                                        $    40,000             $    47,574
8.50%, 8/1/17-12/15/17                                                 447,058                 506,938
9.50%, 9/29/17                                                           2,105                   2,201
10.50%, 12/29/17-1/29/21                                                84,163                  94,241
11%, 11/8/19                                                            73,269                  81,888
11.50%, 4/29/13-7/29/15                                                 13,860                  13,988
13%, 9/29/14                                                               540                     545
Government National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29                                  8,758,271              10,684,279
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 68.776%, 7/16/28(4)                          2,378,945                 505,397
Series 1998-6, Cl. SA, 77.872%, 3/16/28(4)                           1,401,968                 306,118
Series 2001-21, Cl. SB, 88.157%, 1/16/27(4)                          2,459,665                 460,512
Series 2010-147, Cl. LI, 5.546%, 11/1/13(4)                         49,975,157               1,845,343
Series 2010-6, Cl. SN, 99.999%, 2/20/31(4)                           3,191,377                  47,372
Series 2011-82, Cl. IG, 8.627%, 3/1/44(4)                           25,008,562                 797,148
                                                                                            ----------
                                                                                            17,221,779
OTHER AGENCY-3.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                              4,475,428               4,470,378
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                              6,650,000               6,647,583
NCUA Guaranteed Notes Trust 2010-R1,
Gtd. Nts., Series 2010-R1, Cl. 1A,
0.64%, 10/7/20(2)                                                    9,308,550               9,326,050
NCUA Guaranteed Notes Trust 2010-R3,
Gtd. Nts., Series 2010-R3, Cl. 2A,
0.75%, 12/8/20(2)                                                   25,073,997              25,216,919
NCUA Guaranteed Notes Trust, Asset-
Backed Nts., Series 2010-A1, Cl. A,
0.54%, 12/7/20(2)                                                   13,895,403              13,934,032
                                                                                            ----------
                                                                                            59,594,962
NON-AGENCY-8.7%
COMMERCIAL-7.2%
CFCRE Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2011-C1, Cl. A1,
1.871%, 4/1/44(1)                                                    1,437,257               1,441,581
CHL Mortgage Pass-Through Trust 2003-
J5, Mtg. Pass-Through Certificates,
Series 2003-J5, Cl. 2A1, 5%, 7/1/18                                  3,871,126               3,950,968
Citigroup Commercial Mortgage Trust
2006-C4, Commercial Mtg. Pass-Through
Certificates, Series 2006-C4, Cl. A3,
5.92%, 3/1/49(2)                                                     2,340,000               2,581,058
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(1)                                                    5,949,963               5,998,289
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.843%, 9/1/20(1),(4)                                      47,773,336               3,969,066
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2005-
GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                8,815,000               8,537,351

                  8 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                          Principal
                                                                           Amount                  Value
                                                                        ------------             ----------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2006-
GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AM, 6.078%, 7/1/38(2)                $  4,780,000             $4,920,096
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                    8,500,000              9,134,499
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                     6,321,270              6,431,776
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations:
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                    3,845,588              3,911,096
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                    6,505,000              7,057,615
GSR Mortgage Loan Trust 2005-AR4, Mtg.
 Pass-Through Certificates, Series
2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                           4,471,438              4,466,282
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.726%, 5/25/35(2)                                5,146,636              3,904,701
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                  4,267,757              4,301,936
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)                                 7,185,000              7,030,434
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                              8,645,000              8,702,341
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                 6,125,000              6,223,056
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                  5,010,000              5,160,919
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-CB19, Commercial
Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.932%, 2/1/49(2)                                4,414,000              4,289,290
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-LDP11,
Commercial Mtg. Pass-Through
Certificates, Series 2007-LDP11, Cl. ASB, 5.817%, 6/1/49(2)                4,780,000              5,106,102
Mastr Alternative Loan Trust 2004-6,
Mtg. Pass-Through Certificates, Series
 2004-6, Cl. 10A1, 6%, 7/25/34                                             4,235,009              4,338,432
Morgan Stanley Capital I Trust 2007-
IQ16, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl. AM, 6.313%, 12/1/49(2)                 4,070,000              4,032,951
STARM Mortgage Loan Trust 2007-1, Mtg.
 Pass-Through Certificates, Series
 2007-1, Cl. 2A1, 5.823%, 2/1/37(2)                                        4,909,298              3,586,195
Wachovia Bank Commercial Mortgage
Trust 2006-C28, Commercial Mtg. Pass-
Through Certificates, Series 2006-C28,
 Cl. A4, 5.572%, 10/1/48                                                   8,700,000              9,418,970
WFRBS Commercial Mortgage Trust 2011-
C3, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series
2011-C3, Cl. XA, 6.192%, 3/1/44(4)                                        51,608,098              4,900,117
                                                                                                -----------
                                                                                                133,395,121
MULTIFAMILY-0.3%
CHL Mortgage Pass-Through Trust 2005-
6, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                                      1,952,069              1,802,880
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16,
Commercial Mtg. Pass-Through
Certificates, Series 2006-CIBC16, Cl. AM, 5.593%, 5/1/45                   3,050,000              3,037,364
                                                                                                 ----------
                                                                                                  4,840,244

                  9 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


                                                                          Principal
                                                                           Amount                  Value
                                                                        -----------            ------------
OTHER-0.3%
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                   $ 6,000,000             $ 6,444,581
RESIDENTIAL-0.9%
CHL Mortgage Pass-Through Trust 2007-
HY4, Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 1A1, 5.684%, 9/1/47(2)                               5,344,553               3,649,031
Merrill Lynch Mortgage Investors Trust
2006-3, Mtg. Pass-Through
Certificates, Series MLCC 2006-3, Cl.
2A1, 4.946%, 10/25/36(2)                                                  3,872,171               3,608,656
Merrill Lynch Mortgage Loans, Inc.,
Mtg. Pass-Through Certificates, Series
2005-A1, Cl. 2A1, 2.794%, 12/25/34(2)                                     2,563,003               2,463,581
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                      6,710,230               4,063,866
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                        219,108                 132,697
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A28, 5.75%, 4/25/37                                                       3,177,750               1,980,223
Wells Fargo Mortgage-Backed Securities
2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1, 2.874%, 9/1/34(2)                   1,321,599               1,315,433
                                                                                              -------------
                                                                                                 17,213,487
                                                                                              -------------
Total Mortgage-Backed Obligations (Cost $1,356,882,916)                                       1,396,710,264
U.S. GOVERNMENT OBLIGATIONS-14.4%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                            8,275,000               8,314,422
2.50%, 5/27/16                                                           11,170,000              11,463,626
3%, 7/28/14                                                              13,710,000              14,515,901
5%, 2/16/17                                                              21,625,000              24,705,698
5.25%, 4/18/16                                                           22,385,000              25,798,332
5.50%, 7/18/16                                                           12,740,000              14,820,875
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                          20,095,000              20,527,143
4.375%, 10/15/15                                                         13,972,000              15,492,377
4.875%, 12/15/16                                                         19,560,000              22,208,698
5%, 3/15/16                                                              13,165,000              15,012,563
5.375%, 7/15/16-6/12/17                                                  12,399,000              14,428,858
U.S. Treasury Bills:
0.002%, 7/7/11(7)                                                        20,000,000              19,999,993
0.005%, 8/4/11                                                           60,000,000              59,999,717
                                                                                              -------------
Total U.S. Government Obligations (Cost $262,142,154)                                           267,288,203
SHORT-TERM NOTES-24.0%
Federal Home Loan Bank:
0.001%, 7/1/11                                                            9,800,000               9,800,000
0.001%, 7/6/11                                                           50,000,000              49,999,688
0.001%, 7/11/11                                                          55,000,000              54,999,985
0.01%, 7/13/11                                                           91,377,000              91,376,131
0.01%, 7/20/11                                                           50,000,000              49,999,736
0.01%, 7/22/11                                                           35,000,000              34,999,796
0.01%, 7/27/11                                                           80,000,000              79,999,422

                 10 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                     Principal
                                                      Amount            Value
                                                   -----------      --------------
SHORT-TERM NOTES CONTINUED
0.04%, 7/18/11                                     $35,000,000      $   34,999,422
0.04%, 7/12/11                                      40,000,000          39,999,561
                                                                    --------------
Total Short-Term Notes (Cost $446,173,742)                             446,173,741
Total Investments, at Value (Cost $2,245,367,808)        123.2%      2,288,571,812
Liabilities in Excess of Other Assets                    (23.2)      (431,402,007)
                                                   -------------------------------
Net Assets                                               100.0%     $1,857,169,805
                                                   ===============================

----------
Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $84,492,433 or 4.55% of the Fund's net assets as of June 30, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $10,960,927, which represents 0.59% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                          UNREALIZED
                                                               ACQUISITION                               APPRECIATION
SECURITY                                                          DATES          COST         VALUE     (DEPRECIATION)
------------------------------------------------------------  --------------  -----------  -----------  --------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX,
Cl. A2S2, 5.187%, 1/1/49                                             7/14/10  $ 8,536,938  $ 8,702,341  $     165,403
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17      2/4/11-4/14/11    2,259,097    2,258,586           (511)
                                                                              ----------------------------------------
                                                                              $10,796,035  $10,960,927  $     164,892
                                                                              ========================================

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $47,996,314 or 2.58% of the Fund's net assets as of June 30, 2011.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,960,640 or 0.21% of the Fund's net assets as of June 30, 2011.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

7. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,132,508. See accompanying Notes.

     The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securitiesheld by the Fund as of June 30, 2011. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS      GROSS         SHARES
                                                    SEPTEMBER 30, 2010  ADDITIONS  REDUCTIONS  JUNE 30, 2011
                                                    ------------------  ---------  ----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E          80,650,000         --  80,650,000              --

                                                                                                   INCOME
                                                                                               --------------
Oppenheimer Institutional Money Market Fund, Cl. E                                             $       38,204

                 11 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                                 LEVEL 3-
                                   LEVEL 1-             LEVEL 2-               SIGNIFICANT
                                  UNADJUSTED       OTHER SIGNIFICANT           UNOBSERVABLE
                                 QUOTED PRICES     OBSERVABLE INPUTS              INPUTS                   VALUE
                                ---------------    ------------------    -------------------------    ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities         $            -     $      178,399,604    $                       -    $  178,399,604
Mortgage-Backed Obligations                  -          1,396,710,264                            -     1,396,710,264
U.S. Government Obligations                  -            267,288,203                            -       267,288,203
Short-Term Notes                             -            446,173,741                            -       446,173,741
                                ------------------------------------------------------------------------------------
Total Investments, at Value                  -          2,288,571,812                            -     2,288,571,812
OTHER FINANCIAL INSTRUMENTS:
Futures margins                      1,577,127                      -                            -         1,577,127
                                ------------------------------------------------------------------------------------
Total Assets                    $    1,577,127     $    2,288,571,812    $                       -    $2,290,148,939
                                ------------------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                 $      (99,702)    $                -    $                       -    $      (99,702)
                                ------------------------------------------------------------------------------------
Total Liabilities               $      (99,702)    $                -    $                       -    $      (99,702)
                                ------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                                                             UNREALIZED
                                      NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL  CONTRACTS     DATE        VALUE      (DEPRECIATION)
--------------------------  --------  ---------  ----------  ------------  --------------
U.S. Treasury Long Bonds    Buy             107     9/21/11  $ 13,164,344  $     (343,718)
U.S. Treasury Nts., 2 yr.   Buy           2,632     9/30/11   577,312,750         418,378
U.S. Treasury Nts., 5 yr.   Sell            548     9/30/11    65,319,032        (284,048)
U.S. Treasury Nts., 10 yr.  Sell          2,609     9/21/11   319,154,078         848,042
U.S. Treasury Ultra Bonds   Buy               4     9/21/11       505,000          (8,555)
                                                                           ---------------
                                                                           $      630,099
                                                                           ===============

                 12 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

 "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                 13 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                              WHEN-ISSUED OR DELAYED DELIVERY
                                              BASIS TRANSACTIONS
                                              --------------------------------
Purchased securities                          $                    739,027,165
Sold securities                                                    303,089,205

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may

                 14 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

                 15 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended June 30, 2011, the Fund had an ending monthly average market value of $612,389,298 and $366,253,624 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $2,245,731,926
Federal tax cost of other investments       205,878,885
                                         ---------------
Total federal tax cost                   $2,451,610,811
                                         ===============

Gross unrealized appreciation            $   58,012,809
Gross unrealized depreciation               (14,542,824)
                                         ---------------
Net unrealized appreciation              $   43,469,985
                                         ===============

                 16 | Oppenheimer Limited-Term Government Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011